Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Available for Sale Securities

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2013
U.S. Treasury securities and obligations of U.S. government agencies	$52,229	$95	$(764)	$51,560
Obligations of states and political subdivisions	79,975	2,327	(1,677)	80,625
Mortgage-back securities in government sponsored entities	66,409	1,127	(557)	66,979

Total debt securities	198,613	3,549	(2,998)	199,164
Equity securities in financial institutions	481	—	(32)	449

Total	$199,094	$3,549	$(3,030)	$199,613

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2012
U.S. Treasury securities and obligations of U.S. government agencies	$53,919	$375	$(8)	$54,286
Obligations of states and political subdivisions	72,884	6,946	(24)	79,806
Mortgage-back securities in government sponsored entities	67,814	1,854	(233)	69,435

Total debt securities	194,617	9,175	(265)	203,527
Equity securities in financial institutions	481	—	(47)	434

Total	$195,098	$9,175	$(312)	$203,961

Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of securities at year end 2013 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value

Due in one year or less	$3,296	$3,309
Due from one to five years	21,451	21,334
Due from five to ten years	34,288	34,403
Due after ten years	73,169	73,139
Mortgage-backed securities in government sponsored entities	66,409	66,979
Equity securities in financial institutions	481	449

Total	$199,094	$199,613

Proceeds from Sales of Securities, Gross Realized Gains and Losses

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows.

	2013	2012

Sale proceeds	$8,686	$12,982
Gross realized gains	144	99
Gross realized losses	(89)	(59)
Gains from securities called or settled by the issuer	149	—

Securities with Unrealized Losses Not Recognized in Income

Debt securities with unrealized losses at year end 2013 and 2012 not recognized in income are as follows.

2013	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$30,800	$(764)	$—	$—	$30,800	$(764)
Obligations of states and political subdivisions	28,428	(1,556)	968	(121)	29,396	(1,677)
Mortgage-backed securities in gov’t sponsored entities	32,557	(553)	279	(4)	32,836	(557)
Equity securities in financial institutions	449	(32)	—	—	449	(32)

Total temporarily impaired	$92,234	$(2,905)	$1,247	$(125)	$93,481	$(3,030)

2012	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$6,184	$(8)	$—	$—	$6,184	$(8)
Obligations of states and political subdivisions	1,440	(22)	465	(2)	1,905	(24)
Mortgage-backed securities in gov’t sponsored entities	7,907	(215)	2,122	(18)	10,029	(233)
Equity securities in financial institutions	434	(47)	—	—	434	(47)

Total temporarily impaired	$15,965	$(292)	$2,587	$(20)	$18,552	$(312)